Cover	Aug. 04, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 04, 2021
Entity File Number	001-37576
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3620923
Entity Registrant Name	Surgery Partners, Inc.
Entity Address, Address Line One	310 Seven Springs Way, Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	234-5900
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SGRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001638833
Amendment Flag	false